45. COMPENSATION PLANS (Details)	12 Months Ended
Dec. 31, 2017 $ / shares shares
Purchase option 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration	Apr. 26, 2024
Price of the year | $ / shares	$ .27
Stock Options | shares	111,500,000
Purchase option 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration	Apr. 26, 2024
Price of the year | $ / shares	$ .27
Stock Options | shares	150,000,000
Purchase option 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration	Apr. 26, 2024
Price of the year | $ / shares	$ .27
Stock Options | shares	120,048,564